Real Estate Investments - Pro Forma (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Acquisition related	$ 76,136	$ 45,070	$ 3,898
Merger and other transaction related	278,319	2,603	0
Pro forma revenues	574,058	467,434
Pro forma net income (loss) attributable to stockholders	$ (75,132)	$ (15,708)